SCHEDULE OF CORPORATE BONDS RECOGNIZED (Details)		1 Months Ended		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)		Dec. 31, 2021 HKD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2022 HKD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance					$ 158,204,000		$ 225,753,000
Issuance during the year							8,000,000
Transaction costs							(560,000)
Transfer
Repayment					(43,728,000)		(80,900,000)
Amortization					891,000		5,911,000
Ending Balance				$ 14,791,000	115,367,000		158,204,000			$ 225,753,000
Less: non-current Portion				(321,000)			(7,702,000)							$ (2,500,000)
Current Portion				14,470,000			150,502,000							112,867,000
Ending Balance				14,791,000			158,204,000			225,753,000				115,367,000
Less: non-current Portion				(321,000)
Current portion				14,470,000
6% Corporate Bonds Due [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt issuance received		$ 4,743,590	$ 37,000,000				8,000,000		$ 10,192,308	79,500,000		$ 13,525,641	$ 105,500,000
6% Corporate Bonds Due [Member] | November Twenty Five Two Thousand Nineteen [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Less: non-current Portion
Current portion				1,025,000
6% Corporate Bonds Due [Member] | Corporate Bonds Due 2025 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Less: non-current Portion				(321,000)
6% Corporate Bonds Due [Member] | Corporate Bonds Due 2021 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[1]				29,600,000		103,936,000
Issuance during the year	[1]
Transaction costs	[1]
Transfer	[1]
Repayment	[1]				(6,645,000)		(75,900,000)
Amortization	[1]						1,564,000
Ending Balance				2,943,000	22,955,000	[1]	29,600,000	[1]		103,936,000	[1]
Less: non-current Portion
Current Portion							29,600,000							22,955,000
Ending Balance				2,943,000			29,600,000	[1]		103,936,000	[1]			22,955,000	[1]
Less: non-current Portion
Current portion				2,943,000
6% Corporate Bonds Due [Member] | Corporate Bonds Due 2022 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[2]				78,902,000		76,041,000
Issuance during the year	[2]
Transaction costs	[2]
Repayment	[2]
Amortization	[2]						2,861,000
Ending Balance				6,823,000			78,902,000	[2]		76,041,000	[2]
Less: non-current Portion
Current Portion							78,902,000							53,224,000
Ending Balance				6,823,000			78,902,000	[2]		76,041,000	[2]
Less: non-current Portion
Current portion				6,823,000
6% Corporate Bonds Due [Member] | Corporate Bonds Due Twenty Twenty One One [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[3]				37,000,000		35,776,000
Issuance during the year	[3]
Transaction costs	[3]
Transfer	[3]
Repayment	[3]				(8,307,000)
Amortization	[3]						1,224,000
Ending Balance				3,679,000	28,693,000	[3]	37,000,000	[3]		35,776,000	[3]
Less: non-current Portion
Current Portion							37,000,000							28,693,000
Ending Balance				3,679,000			37,000,000	[3]		35,776,000	[3]			28,693,000	[3]
Less: non-current Portion
Current portion				3,679,000
6% Corporate Bonds Due [Member] | Corporate Bonds Due 2023 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[3]				7,702,000
Issuance during the year	[3]						8,000,000
Transaction costs	[3]						(560,000)
Transfer	[3]
Repayment	[3]
Amortization	[3]				293,000		262,000
Ending Balance				1,025,000	7,995,000	[3]	7,702,000	[3]			[3]
Less: non-current Portion							(7,702,000)
Current Portion														7,995,000
Ending Balance				1,025,000			7,702,000	[3]			[3]			7,995,000	[3]
6% Corporate Bonds Due [Member] | Corporate Bonds Due 2025 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[4]
Issuance during the year	[4]
Transaction costs	[4]
Transfer	[4]				2,500,000
Repayment	[4]
Amortization	[4]
Ending Balance				321,000	2,500,000	[4]		[4]
Less: non-current Portion														(2,500,000)
Current Portion
Ending Balance				321,000				[4]						2,500,000	[4]
Current portion
9% Corporate Bonds Due [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt issuance received									$ 641,000	5,000,000		$ 641,000	$ 5,000,000
9% Corporate Bonds Due [Member] | Corporate Bonds Due 2021 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance
Less: non-current Portion
Current Portion
Ending Balance
Less: non-current Portion
9% Corporate Bonds Due [Member] | Corporate Bonds Due 2022 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[5]				5,000,000		5,000,000
Issuance during the year	[5]
Transaction costs	[5]
Transfer	[5]
Repayment	[5]				(5,000,000)
Amortization	[5]
Ending Balance						[5]	5,000,000	[5]		5,000,000	[5]
Less: non-current Portion
Current Portion							5,000,000
Ending Balance							5,000,000	[5]		5,000,000	[5]				[5]
Less: non-current Portion
Current portion
Nine Percentage Of Corporate Bonds Due Two Thousand Twenty One [Member] | Corporate Bonds Due 2021 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[6]
Issuance during the year	[6]
Transaction costs	[6]
Transfer	[6]
Repayment	[6]
Amortization	[6]
Ending Balance	[6]
Ending Balance	[6]
Nine Percentage Of Corporate Bonds Due Two Thousand Twenty One [Member] | Corporate Bonds Due 2021 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Current portion
Nine Percentage Of Corporate Bonds Due Two Thousand Twenty One [Member] | 9% Corporate Bonds Due [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[6]						5,000,000
Issuance during the year	[6]
Transaction costs	[6]
Repayment	[6]						(5,000,000)
Amortization	[6]
Ending Balance	[6]									5,000,000
Ending Balance	[6]									$ 5,000,000
Six Percentage Of Corporate Bonds Due Two Thousand Twenty Two [Member] | Corporate Bonds Due 2022 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance	[2]				78,902,000
Issuance during the year	[2]
Transaction costs	[2]
Transfer	[2]				(2,500,000)
Repayment	[2]				(23,776,000)
Amortization	[2]				598,000
Ending Balance	[2]				$ 53,224,000		78,902,000
Ending Balance	[2]						$ 78,902,000							$ 53,224,000

[1]	On December 7, 2018, the Company issued HK$110,000,000 corporate bonds with a nominal value of HK$110,000,000, of which HK$105,500,000 (approximately US$13,525,641) was received in 2019. The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period.
[2]	On January 6, 2021, the Company issued HK$8,000,000 corporate bonds with a nominal value of HK$8,000,000, of which HK$8,000,000 was received in 2021. The bonds carry interest at a rate of 6% per annum and payable annually after the period.
[3]	On November 25, 2019, the Company issued HK$150,000,000 corporate bonds with a nominal value of HK$150,000,000, of which HK$37,000,000 (approximately US$4,743,590) and HK$79,500,000 (approximately US$10,192,308) was received in 2019 and 2020. Respectively. The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period.
[4]	On December 29, 2022, one bondholder transferred its “HK$ 6% corporate bond due 2021” to another independent third party of which the corporate bond was extended to February 1, 2025.
[5]	On February 26, 2020, the Company issued HK$5,000,000 corporate bonds with a nominal value of HK$5,000,000, of which HK$5,000,000 (approximately US$641,000) was received in 2020. The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period.
[6]	On December 12, 2019, the Company issued HK$5,000,000 corporate bonds with a nominal value of HK$5,000,000, of which HK$5,000,000 (approximately US$641,000) was received in 2019. The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period.